Other Information - Cash Payments for Interest and Income Taxes (Net of Refunds) (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Additional Cash Flow Elements and Supplemental Cash Flow Information [Abstract]
Interest	$ 20.1	$ 21.7	$ 45.0	$ 47.7
Income taxes (net of refunds)	$ (1.5)	$ 2.6	$ 1.7	$ 4.3